Share-Based Payments - Schedule of Share-Based Payment Expense Related to Stock Options and Restricted Stock Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payments - Schedule of Share-Based Payment Expense Related to Stock Options and Restricted Stock Units (Details) [Line Items]
Equity-settled share-based payment plans	$ 13,949	$ 10,915